Annual Total Returns- Biotechnology Fund (Class A Class C and Institutional Class) [BarChart] - Class A Class C and Institutional Class - Biotechnology Fund - Class C	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	10.16%	35.21%	53.14%	32.14%	7.70%	(20.30%)	28.45%	(9.89%)	23.78%	20.86%